SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                      CREDIT SUISSE GLOBAL HIGH YIELD FUND
                         CREDIT SUISSE HIGH INCOME FUND

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

The Credit Suisse High Yield Management Team is responsible for the day-to-day management of the funds. The team currently consists of Martha Metcalf and Wing Chan. Michael E. Gray is no longer a member of the team.


Dated:  June 16, 2006                                          16-0606
                                                               for
                                                               INSTFIX-PRO
                                                               HI-PRO-LOAD
                                                               2006-014